                        Integrity Life Insurance Company
                             515 West Market Street
                              Louisville, KY 40202

December 19, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549

RE:      Separate Account I of Integrity Life Insurance Company
         Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 33-56654

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933 we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that in the Registrant's post-effective amendment number 15 to its Registration Statement on Form N-4, which was filed electronically on December 17, 2001

Sincerely



/S/ G. Stephen Wastek
G. Stephen Wastek
Assistant General Counsel